Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2019